Transfers of Receivables - Financial Performance Related to Securitizations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Securitization Transactions [Line Items]
Interest expense	$ 1,073	$ 1,081	$ 1,114	$ 1,121	$ 1,032	$ 989	$ 997	$ 912	$ 4,389	$ 3,930	$ 3,175
Securitization Transactions [Member]
Securitization Transactions [Line Items]
Interest expense									1,574	1,397	955
Variable Interest Entity, Primary Beneficiary [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Interest expense									1,373	1,220	827
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Interest expense									$ 201	$ 177	$ 128